UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-02736
                 ---------------------------------------------

                       PETROLEUM & RESOURCES CORPORATION

--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

           7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
--------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                            Lawrence L. Hooper, Jr.
                      Petroleum & Resources Corporation
                             7 Saint Paul Street
                                 Suite 1140
                           Baltimore, Maryland  21202


Registrant's telephone number, including area code: 410-752-5900

Date of fiscal year end:  December 31, 2006

Date of reporting period: September 30, 2006

Item 1:  SCHEDULE OF INVESTMENTS.

                            SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------

                              September 30, 2006
                                  (unaudited)

                                    Shares
                                   or Units   Value (A)
-                                  --------- ------------
Stocks And Convertible Securities -- 93.4%

  Energy -- 86.4%
   Integrated -- 37.3%
   Aventine Renewable Energy
    Holdings, Inc. (B)............    40,000 $    855,600
   BP plc ADR.....................   425,000   27,871,500
   Chevron Corp...................   635,000   41,186,100
   ConocoPhillips.................   556,891   33,151,721
   Exxon Mobil Corp............... 1,245,000   83,539,500
   Hess Corp. (B).................   195,000    8,076,900
   Holly Corp.....................   420,000   18,198,600
   Marathon Oil Co................   120,000    9,228,000
   Murphy Oil Corp................   216,500   10,294,575
   Royal Dutch Shell plc ADR......   275,000   18,177,500
   Suncor Energy..................   100,000    7,205,000
   Total S.A. ADR.................   240,000   15,825,600
   Valero Energy Corp.............   355,000   18,271,850
                                             ------------
                                              291,882,446
                                             ------------
   Exploration & Production -- 15.3%
   Apache Corp....................   158,200    9,998,240
   Devon Energy Corp..............   340,000   21,471,000
   EOG Resources, Inc.............   320,000   20,816,000
   Hugoton Royalty Trust..........    23,343      615,088
   Newfield Exploration Co. (C)...   175,000    6,744,500
   Noble Energy, Inc. (B).........   430,000   19,603,700
   Occidental Petroleum Corp......   400,000   19,244,000
   Pioneer Natural
    Resources Co..................   125,000    4,890,000
   XTO Energy Inc.................   390,000   16,430,700
                                             ------------
                                              119,813,228
                                             ------------

   Services -- 20.9%
   Baker Hughes, Inc..............   205,000   13,981,000
   BJ Services Co.................   740,000   22,296,200
   Bronco Drilling Co., Inc. (C)..     4,600       80,868
   ENSCO International, Inc.......   134,150    5,879,795
   GlobalSantaFe Corp.............   290,000   14,497,100
   Grant Prideco Inc. (C).........   308,000   11,713,240
   Hercules Offshore, Inc.........   160,000    4,968,000
   Nabors Industries Ltd. (C).....   520,000   15,470,000
   Noble Corp.....................   200,000   12,836,000
   Schlumberger Ltd...............   560,000   34,736,800
   TODCO (C)......................   200,000    6,920,000
   Weatherford International,
    Ltd. (C)......................   493,560   20,591,323
                                             ------------
                                              163,970,326
                                             ------------

                                        Shares
                                       or Units  Value (A)
-                                      -------- ------------
   Utilities -- 12.8%
   AGL Resources Inc.................. 170,000  $  6,205,000
   Duke Energy Corp................... 217,624     6,572,245
   Energen Corp....................... 400,000    16,748,000
   Equitable Resources Inc............ 450,000    15,741,000
   MDU Resources Group, Inc........... 375,000     8,377,500
   National Fuel Gas Co. (B).......... 200,000     7,270,000
   New Jersey Resources Corp.......... 200,000     9,860,000
   Questar Corp....................... 200,000    16,354,000
   SEMCO Energy, Inc.................. 438,600     2,473,704
   Williams Companies, Inc. (B)....... 450,000    10,741,500
                                                ------------
                                                 100,342,949
                                                ------------
   Coals -- 0.1%
   CONSOL Energy Inc..................  30,000       951,900
                                                ------------
  Basic Industries -- 7.0%
   Basic Materials & Other -- 7.0%
   Air Products and Chemicals,
    Inc............................... 125,000     8,296,250
   Aqua America, Inc. (B)............. 352,000     7,722,880
   Arkema Inc.........................   6,000       284,700
   du Pont (E.I.) de Nemours and Co... 157,500     6,747,300
   Florida Rock Industries Inc........ 105,000     4,064,550
   General Electric Co................ 454,800    16,054,440
   Martin Marietta Materials, Inc.....  30,000     2,538,600
   Rohm & Haas Co..................... 200,000     9,470,000
                                                ------------
                                                  55,178,720
                                                ------------
Total Stocks And Convertible Securities
 (Cost $324,572,197) (D)....................... $732,139,569
                                                ------------

--------------------------------------------------------------------------------

                              September 30, 2006
                                  (unaudited)



                                       Prin. Amt.   Value (A)
-                                      ----------- -----------
Short-Term Investments -- 6.3%

   U.S. Government Obligations -- 1.9%
   U.S. Treasury Bills,
    4.74-4.98%, due 11/16/06.......... $15,000,000 $14,905,301
                                                   -----------
   Time Deposit -- 0.0%
   Bank of America Corp.,
    4.63%, due 10/2/06................                 307,649
                                                   -----------

   Commercial Paper -- 4.4%
   American General Finance, Inc.,
    5.25%, due 10/24/06                  3,900,000   3,886,931
   Cargill, Inc.,
    5.23%, due 10/23/06                  3,900,000   3,887,535
   Chevron Funding Co.,
    5.20%, due 10/5/06................   3,500,000   3,497,978
   General Electric Capital Corp.,
    5.21-5.23%, due 10/12/06-
    10/26/06..........................   6,300,000   6,281,814
   General Electric Capital Services
    Corp.,
    5.23%, due
    10/10/06-10/31/06.................   6,350,000   6,336,765

                                       Prin. Amt.    Value (A)
-                                      ----------- ------------
   Toyota Motor Credit Corp., 5.20-
    5.23%, due 10/5/06-10/19/06        $ 4,500,000 $  4,491,126
   United Parcel Services, Inc.,
    5.12%, due 10/5/06                   6,400,000    6,398,089
                                                   ------------
                                                     34,780,238
                                                   ------------
Total Short-Term Investments
 (Cost $49,993,188)...................               49,993,188
                                                   ------------
Securities Lending Collateral -- 4.0%
   Brown Brothers Investment
    Trust, 5.25%, due 10/2/06.........               31,187,345
                                                   ------------
Total Securities Lending Collateral
 (Cost $31,187,345)...................               31,187,345
                                                   ------------
Total Investments -- 103.7%
 (Cost $405,752,730)..............................  813,320,102
  Cash, receivables, prepaid
   expenses and other
   assets, less liabilities -- (3.7)%.              (29,681,930)
                                                   ------------
Net Assets -- 100.0%                               $783,638,172
                                                   ============

--------------------------------------------------------------------------------
Notes:
(A)See note 1 to financial statements. Securities are listed on the New York Stock Exchange, the American Stock Exchange, or the NASDAQ.
(B)Some of the shares of this company are on loan. See note 8 to financial statements.
(C)Presently non-dividend paying.
(D)The aggregate market value of stocks held in escrow at September 30, 2006 covering open call option contracts written was $8,747,710. In addition, the aggregate market value of securities segregated by the Corporation's custodian required to collateralize open put option contracts written was $7,312,500.

                               -----------------

                   SCHEDULE OF OUTSTANDING OPTION CONTRACTS

--------------------------------------------------------------------------------

                              September 30, 2006
                                  (unaudited)


 Contracts                                                  Contract
(100 shares                                          Strike Expiration  Appreciation/
   each)                    Security                 Price   Date       (Depreciation)
--------------------------------------------------------------------------------------

                                  COVERED CALLS
     150    Holly Corp.............................. $ 60   Dec   06      $   16,709
     200    Marathon Oil Co.........................  100   Jan   07          24,171
      30    Martin Marietta Materials, Inc..........  140   Oct   06         (1,900)
      50    Martin Marietta Materials, Inc..........  100   Jan   07           5,159
     100    Murphy Oil Corp.........................  55    Oct   06          12,699
     500    Questar Corp............................  80    Jan   07        (49,518)
     200    Total S.A. ADR..........................  70    Nov   06          20,899
   -----                                                                  ----------
   1,230                                                                      28,219
   -----                                                                  ----------

                               COLLATERALIZED PUTS

     150    Aventine Renewable Energy Holdings, Inc. 22.50  Oct   06        (13,950)
     100    ENSCO International, Inc................  40    Oct   06           6,699
     200    ENSCO International, Inc................  45    Oct   06        (17,523)
     250    ENSCO International, Inc................  40    Dec   06        (10,751)
     100    Florida Rock Industries Inc.............  35    Dec   06           6,949
     100    Florida Rock Industries Inc.............  30    Jan   07           5,199
     100    Marathon Oil Co.........................  75    Oct   06         (5,300)
     100    Marathon Oil Co......................... 67.50  Jan   07         (8,800)
     100    Suncor Energy...........................  65    Oct   06           4,199
     100    Suncor Energy...........................  65    Dec   06         (8,800)
     150    Valero Energy Corp......................  50    Dec   06        (27,450)
     100    Valero Energy Corp......................  55    Dec   06        (36,300)
   -----                                                                  ----------
   1,550                                                                   (105,828)
   -----                                                                  ----------
                                                                          $ (77,609)
                                                                          ==========

12


        (SELECTED) NOTES TO FINANCIAL STATEMENTS (Unaudited)
--------------------------------------------------------------------------------

Petroleum & Resources Corporation (the Corporation) is registered under the Investment Act of 1940 as a nondiversified investment company. The Corporation is an internally-managed fund emphasizing petroleum and other natural resource investments. The investment objectives of the Corporation are preservation of capital, the attainment of reasonable income from investments, and an opportunity for capital appreciation.

Security Valuation-Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options) are valued at amortized cost. Purchased and written options are valued at the last quoted asked price.

For federal income tax purposes, the identified cost of securities at September 30, 2006 was $405,722,907 and net unrealized appreciation aggregated $407,597,195, of which the related gross unrealized appreciation and depreciation were $414,269,677 and $6,672,482, respectively.

8. PORTFOLIO SECURITIES LOANED
The Corporation makes loans of securities to brokers, secured by cash deposits, U.S. Government securities, or bank letters of credit. The Corporation accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Corporation also continues to receive interest or dividends on the securities loaned. The loans are secured at all times by collateral of at least 102% of the fair value of the securities loaned plus accrued interest. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Corporation. At September 30, 2006, the Corporation had securities on loan of $30,339,147 and held collateral of $31,187,345, consisting of an investment trust fund which may invest in money market instruments, commercial paper, repurchase agreements, U.S. Treasury Bills, and U.S. agency obligations.


Item 2.  CONTROLS AND PROCEDURES.

Conclusions of principal officers concerning controls and procedures:

(a) As of April 24, 2007, an evaluation was performed under the supervision and with the participation of the officers of Petroleum & Resources Corporation (the
"Corporation  "), including the principal executive  officer
("PEO") and principal financial officer ("PFO"), of the effectiveness of the Corporation's disclosure controls and procedures. Based on that evaluation, the Corporation's officers, including the PEO and PFO, concluded that, as of April 24, 2007, the Corporation's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Corporation on Form N-Q is properly recorded, processed, and summarized in accordance with the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Corporation is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

Prior to this evaluation, the Corporation uncovered a weakness in its disclosure controls and procedures that caused this Form N-Q, which was due to be filed on or before November 29, 2006, not to be filed timely. This weakness was primarily attributable to human error. The 2006 Third Quarter Report to stockholders, containing the exact portfolio information called for in this Form N-Q, was timely issued and filed; however the Corporation failed to file this Form N-Q by the due date. To prevent similar problems in the future, the Corporation has modified its computer-based reminder system to issue alerts to the appropriate personnel of the need to prepare and file the Forms N-Q several times during the 60 day period for the filing.

(b) There have been no significant changes in the Corporation's internal control over financial reporting (as defined in Rule 30 a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Corporation's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Corporation's internal control over financial reporting.


Item 3.  EXHIBITS.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30 a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.



SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PETROLEUM & RESOURCES CORPORATION

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer

Date:   April 25, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

BY: /s/ Douglas G. Ober
        -----------------------
        Douglas G. Ober
        Chief Executive Officer
	(Principal Executive Officer)

Date:   April 25, 2007


BY: /s/ Maureen A. Jones
        -----------------------
        Maureen A. Jones
        Vice President, Chief Financial Officer and Treasurer
	(Principal Financial Officer)

Date:   April 25, 2007